Consolidated Statements of Operations (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Related Party Transactions USD ($)	Dec. 31, 2011 Related Party Transactions CNY	Dec. 31, 2010 Related Party Transactions CNY	Dec. 31, 2009 Related Party Transactions CNY	Dec. 31, 2011 Cost of revenues USD ($)	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2009 Cost of revenues CNY	Dec. 31, 2011 Sales and marketing expenses USD ($)	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2009 Sales and marketing expenses CNY	Dec. 31, 2011 General and administrative expenses USD ($)	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2009 General and administrative expenses CNY	Dec. 31, 2011 Technology and product development expenses USD ($)	Dec. 31, 2011 Technology and product development expenses CNY	Dec. 31, 2010 Technology and product development expenses CNY	Dec. 31, 2009 Technology and product development expenses CNY
Net advertising revenues	$ 4,163	26,201	4,824	3,845
Paid service revenues	70,719	445,096	294,027	157,276
Cost of revenues	(11,731)	(73,833)	(38,800)	(24,721)
Sales and marketing expenses	(105)	(663)	(438)
General and administrative expenses	(181)	(1,139)	(617)	(1,155)
Technology and product development expenses	(85)	(533)	(314)	(471)
Allocated Share Based Compensation Expense					$ 3,102	19,526	854	775	$ 2,900	18,254	4,664	2,904	$ 2,776	17,470	10,406	5,757	$ 1,723	10,842	637	804